UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21432

REAVES UTILITY INCOME FUND

(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado 80202

(Address of principal executive offices) (Zip code)

Tané Tyler
Reaves Utility Income Fund
1625 Broadway, Suite 2200
Denver, Colorado 80202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  October 31, 2004

Date of reporting period: January 31, 2005

Item 1 – Schedule of Investments.

STATEMENT OF INVESTMENTS

1/31/2005 (Unaudited)

			Shares	Value
COMMON STOCK		126.29%
CONSUMER STAPLES		10.10%
	Altria Group, Inc.		555,300	$35,444,799
	UST Inc.		270,000	13,678,200
				49,122,999

ELECTRIC		74.39%
	Ameren Corp.		756,300	37,905,756
	American Electric Power Co. Inc.		200,000	7,050,000
	Cinergy Corp.		225,000	9,065,250
	Consolidated Edison, Inc.		658,600	28,892,782
	Constellation Energy Group, Inc.		115,000	5,750,000
	Duke Energy Corp.		1,960,000	52,508,400
	Enel S.P.A, ADR		461,600	21,695,200
	Exelon Corp.		480,000	21,240,000
	FirstEnergy Corp.		100,000	3,976,000
	Great Plains Energy Inc.		1,300,000	39,403,000
	NSTAR		75,000	4,221,000
	OGE Energy Corp.		996,700	26,063,705
	Pinnacle West		25,000	1,042,500
	PPL Corp.		370,000	19,980,000
	Public Service Enterprise Group Inc.		631,800	33,327,450
	TECO Energy, Inc.		950,200	15,212,702
	Transalta Corp.		225,000	3,438,000
	Unisource Energy Corp		388,000	11,834,000
	WPS Resources Corp.		221,200	11,303,320
	Xcel Energy Inc.		445,000	8,094,550
				362,003,615

ENERGY		4.76%
	BP Amoco PLC, ADR		100,000	5,962,000
	Royal Dutch Petroleum Co., ADR		150,000	8,770,500
	Transocean Inc.*		170,000	7,480,000
	Unocal Corp.		20,000	951,400
				23,163,900

FINANCIALS		0.23%
	Lloyd TSB Group		30,000	1,133,100

GAS		7.69%
	ONEOK, Inc.		290,000	8,033,000
	Peoples Energy Corp.		564,500	24,177,535
	Sempra Energy		90,000	3,349,800
	Southern Union Co.*		20,000	466,400
	Vectren Corp.		50,400	1,391,544
				37,418,279

TELEPHONE		29.12%
	Alltel Corp.		10,000	550,400
	AT&T Corp.		1,343,300	25,777,927
	BCE Inc.		807,600	19,253,184
	BellSouth Corp.		525,000	13,776,000
	Citizens Communications Co.		1,245,000	16,795,050
	SBC Communications Inc.		1,500,000	35,640,000
	TDC A/S, ADR		119,500	2,491,575
	Telecom Corp., ADR		139,000	4,885,850
	Verizon Communications Inc.		633,000	22,528,470
				141,698,456

TOTAL COMMON STOCKS
(Cost $569,489,416)				614,540,349

PREFERRED STOCK		11.21%
CONSUMER DISCRETIONARY		0.65%
	Corts Ford Trust, 7.40% 11/01/46		125,200	3,142,520

ELECTRIC		5.29%
	AES Trust III, 6.75%, 10/15/29		133,100	6,402,110
	BGE Capital Trust II, 6.20%, 10/15/43		180,000	4,609,800
	Consumers Energy Co. Funding Trust IV, 9.00%, 06/30/31		136,800	3,633,408
	Entergy Gulf States Inc., Series A, 7.00%, 12/15/04**		4,472	454,188
	Georgia Power Capital Trust V, 7.13%, 03/31/42		141,400	3,792,348
	Great Plains Energy Inc, 8.00%, 02/16/07		50,000	1,324,500
	Monongahela Power, Series L, 7.73%		1,500	153,563
	NVP Capital Trust III, 7.75%, 09/30/38		52,400	1,310,000
	PSEG Funding Trust II, 8.75%, 12/31/32		90,100	2,520,998
	Public Service Co. of New Mexico, Series 1965, 4.58%		10,967	1,012,049
	Puget Sound Energy Capital Trust, 8.40%, 06/30/41		20,000	531,400
				25,744,363

FINANCIALS		2.54%
	ABN AMRO Capital Funding Trust VII, 6.08%		120,000	3,024,000
	GMAC, 7.375%		50,000	1,245,500
	Lehman Brothers Holdings Capital Trust, Series M, 6.00%, 04/22/53		76,400	1,890,136
	Renaissance Holdings Ltd., Series C, 6.08%		250,000	6,192,500
				12,352,136

GAS		1.10%
	ONEOK, Inc., 8.50%, 02/16/06		156,800	5,376,672

INFORMATION TECHNOLOGY		0.15%
	Corporate- Backed Trust Certificates, Series MOT, 7.88%, 10/01/97		27,900	740,745

REAL ESTATE INVESTMENT TRUSTS		0.72%
	Duke Realty Corp., Series K, 6.50%		138,700	3,491,079

TELEPHONE		0.76%
	Preferred Plus Trust
	Series SPR1, 7.00%, 11/15/28		12,624	325,447
	Series T1, 7.35%, 03/15/29		69,800	1,776,410
	Trust Certificates 2001-1, Series T, 7.45%, 03/15/29		61,900	1,608,781
				3,710,638

TOTAL PREFERRED STOCK (Cost $53,278,703)				54,558,153

		Bond Rating Moody/S&P	Principal Amount
CORPORATE BONDS		6.59%
ELECTRIC		5.18%
	Calpine Corp., 7.88%, 04/01/08	Caal/CCC+	$6,000,000	4,440,000
	Calpine Generating Co., 11.50%, 04/01/11, 144A^	B3/CCC+	22,000,000	20,790,000
				25,230,000

TELEPHONE		1.41%
	US West Communications Inc., 7.50%, 06/15/23	Ba3/BB-	7,000,000	6,860,000

TOTAL CORPORATE BONDS (Cost $32,319,890)				32,090,000

			Shares
MUTUAL FUNDS		4.29%
	Goldman Financial Square Money Market Fund		17,709,660	17,709,660
	Loomis Sayles High Income Fund		424,929	3,148,725

TOTAL MUTUAL FUNDS (Cost $20,709,660)				20,858,385

TOTAL INVESTMENTS
(Cost $675,797,669)			148.38%	722,046,887
Other Assets in Excess of Liabilities			0.94%	4,582,465

Liquidation Preference of Auction market Preferred Shares: Series M7, F7, W28			-49.32%	(240,000,000)
NET ASSETS ATTRIBUTABLE TO COMMON SHARES			100.00%	$486,629,352

ADR- American Depositary Receipt

*Non-income producing security

**Floating or variable rate security- rate disclosed as of January 31, 2005.  Maturity date represents the next rate reset date.

^ Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities amounted to a value of $20,790,000 or 4.27% of net assets.

Ratings:

The Moody's and S&P ratings are believed to be the most recent ratings as of January 31, 2005.

Income Tax Information:

Net unrealized appreciation/depreciation of investments based on federal tax cost were as follows:

As of January 31, 2005
Gross appreciation (excess of value over tax cost)	59,127,613
Gross depreciation (excess of tax cost over value)	(14,847,662)
Net unrealized appreciation	$44,279,951
Cost of investments for income tax purposes	$675,797,669

See Notes to Quarterly Statement of Investments

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

1.  Significant Accounting and Operating Policies

Reaves Utility Income Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated September 15, 2003.   The Fund is a non-diversified series with an investment objective to provide a high level of after-tax income and total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.  The Fund commenced operations on February 24, 2004.  The Fund’s common shares are listed on the American Stock Exchange and trade under the ticker symbol “UTG.”

The Fund may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

The following summarizes the significant accounting policies of the Fund.

Security Valuation:  The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time).  Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day.  Over-the-counter securities traded on NASDAQ are valued based upon the NASDAQ Official Closing Price.  Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or pricing services at the mean between the latest available bid and asked prices.  As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities.  Short-term obligations maturing within 60 days are valued at amortized cost which approximates market value.  Over-the-counter options are valued at the mean between bid and asked prices provided by dealers.  Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices.  Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.  Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors may include, but are not limited to, the type and cost of the security; the fundamental analytical data relating to the investment; an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; information as to any transactions or offers with respect to the security; price, yield and the extent of public or private trading in similar securities of the issuer or comparable companies.  The valuation assigned to fair-valued securities for purposes of calculating the Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other funds to calculate their NAVs.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.  Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the First In First Out basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)                                  The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

REAVES UTILITY INCOME FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 30, 2005

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	March 30, 2005